Organization Nature and Continuance of Operations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015
Organization Nature And Continuance Of Operations Details Narrative
Principal under due amounting portion note	$ 83,200
Interest Receivable	3,200
Accumulated deficit	$ (7,655,188)	$ (10,584,575)	$ (8,973,695)